Deferred income tax assets and liabilities	6 Months Ended
Sep. 30, 2021
Deferred tax assets and liabilities [abstract]
Deferred income tax assets and liabilities	Deferred income tax assets and liabilities

(EUR thousand)	Three months ended September 30
	2021	2020	2019	2021	2020	2019
	Deferred income tax asset			Deferred income tax liability

Opening balance as of July 1	33,314	14,394	11,125	(15,877)	(30,936)	(45,506)
Acquisition of subsidiaries	—	—	—	(309)	—	—
Tax (charge) / credit recognized in income statement	2,060	8,132	2,042	2,582	4,694	3,703
Exchange differences	(85)	(1,184)	440	23	382	8
Closing balance as of September 30	35,289	21,342	13,607	(13,581)	(25,860)	(41,795)

(EUR thousand)	Six months ended September 30
	2021	2020	2019	2021	2020	2019
	Deferred income tax asset			Deferred income tax liability

Opening balance as of April 1	30,592	12,349	10,864	(19,582)	(34,564)	(49,376)
Acquisition of subsidiaries	—	—	—	(309)	—	—
Tax (charge) / credit recognized in income statement	4,981	9,121	2,360	6,253	9,244	7,519
Exchange differences	(284)	(128)	383	57	(540)	62
Closing balance as of September 30	35,289	21,342	13,607	(13,581)	(25,860)	(41,795)
The movement in the deferred income tax asset balance for both the three and six months ended September 30, 2021 is primarily the result of deferred tax assets recognized on current year tax losses in the operating entities due to COVID-19 business downturn. The movement on the deferred income tax liability in the same periods results from the reversal of taxable temporary differences recognized due to purchase price allocations in past acquisitions.
The entities that were profit-making prior to the pandemic are expected to recover gradually as international travel will resume and as further described in Note 17 (COVID-19 Considerations).